Stock-Based Compensation - Schedule of Stock Option Activity (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 197.9
2020	198.3
2021	198.0
2022	196.0
2023	$ 195.8